Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Mar. 29, 2018	Jun. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	FSB Bancorp, Inc.
Entity Central Index Key	0001667939
Trading Symbol	fsbc
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		1,941,253
Entity Public Float			$ 26.7
Document Type	10-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY